Acquisitions - 2018 Acquisitions, Additional Information (Details) - 2018 Acquisitions	12 Months Ended
Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Combined purchase price	$ 62,900,000
Cash acquired from acquisitions	2,400,000
Acquisition related costs	1,200,000
Goodwill expected to be deductible for tax purposes	$ 0